Prospectus Supplement                                  8/02 85674
dated August 30, 2002 to:

PUTNAM INCOME FUND
Prospectuses dated February 28, 2002

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Core Fixed Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader          Since     Experience
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Kevin M. Cronin           1998      1997 - Present    Putnam Management

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Portfolio members         Since     Experience
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James M. Prusko           2000      1992 - Present    Putnam Management